Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
AssetsCurrent assets:
Cash and cash equivalents	$ 6,582,556	$ 3,356,380	$ 5,996,668
Grants receivable	161,835	339,308	362,473
Taxes receivable			574,157
Prepaid expenses	198,060	140,693	195,762
Total current assets	6,942,451	3,836,381	7,129,060
Office furniture and equipment, net	18,830	12,995	15,032
Intangible assets, net	688,766	855,728	1,079,566
Total assets	7,650,047	4,705,104	8,223,658
Current liabilities:
Accounts payable	1,214,585	1,124,503	1,303,555
Warrant liability	9,975,899
Accrued compensation	55,554	29,495	129,061
Total current liabilities	11,246,038	1,153,998	1,432,616
Commitments and contingencies
Shareholders' equity (deficiency):
Preferred stock; 350,000, 350,000 and 350,000 shares authorized; none issued or outstanding in 2013, 2012 and 2011
Common stock, $.001 par value; 50,000,000, 50,000,000 and 20,000,000 shares authorized; 19,152,630, 11,168,905 and 11,105,532 shares issued and outstanding in 2013, 2012 and 2011respectively	19,152	11,169	11,106	[1]
Additional paid-in capital	129,717,665	125,820,318	124,897,309	[1]
Accumulated deficit	(133,332,808)	(122,280,381)	(118,117,373)
Total shareholders' equity (deficiency)	(3,595,991)	3,551,106	6,791,042
Total liabilities and shareholders' equity (deficiency)	$ 7,650,047	$ 4,705,104	$ 8,223,658

[1]	Adjusted to reflect the reverse stock split of 1 for 20 effective February 1, 2012.